Commonwealth International Series Trust
791 Town & Country Blvd., Suite 250
Houston, TX 77024-3925

January 9, 2015

Securities and Exchange Commission
100 F. Street N.E.
Washington, DC 20549

Re:	Commonwealth International Series Trust (33-06867; 811-04665) Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Funds’ Form N-CSR for the annual period ended October 31, 2014. Questions regarding this filing may be directed to the undersigned at (913) 660-0778.

Sincerely,

/s/ John H. Lively, Secretary

Encl.